Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Impairment losses	¥ 13,500	¥ 7,101	¥ 13,490
Depreciation and amortization	220,436	223,164	234,457
Global Corporate Company or Retail and Business Banking Company
Property, Plant and Equipment [Line Items]
Impairment losses on real estate		2,275
Entity Wide Software
Property, Plant and Equipment [Line Items]
Impairment losses		3,397	6,774
Impairment losses on real estate	12,976
General and Administrative expenses
Property, Plant and Equipment [Line Items]
Impairment losses	433	3,872	6,813
Occupancy expenses
Property, Plant and Equipment [Line Items]
Impairment losses	¥ 13,067	¥ 3,229	6,677
Retail and Business Banking Company
Property, Plant and Equipment [Line Items]
Impairment losses on real estate			¥ 5,587